Exploration and Evaluation Assets - EOA with TETRA (Details) $ in Thousands, $ in Thousands			12 Months Ended
	Apr. 23, 2018 CAD ($)	Apr. 23, 2018 USD ($) shares	Jun. 30, 2023 CAD ($)	Jun. 30, 2022 CAD ($)
Financial Instruments and Financial Risk Management
Purchase of exploration and evaluation assets			$ 51,257	$ 4,493
Property in exploration and option agreement | TETRA Technologies, Inc.
Financial Instruments and Financial Risk Management
Purchase of exploration and evaluation assets	$ 133	$ 100
Amount required to be paid under terms of agreement		$ 2,700
Common shares issuable under terms of agreement (in shares) | shares		3,400,000
Amount payable upon completion of pre-feasibility study		$ 500
Amount payable upon completion of feasibility study		$ 1,000
Shares issuable upon completion of pre-feasibility study (in shares) | shares		1,000,000